Voyage revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage revenues	$ 821,365	$ 651,561	$ 331,976
Increase/ (Decrease) in trade accounts receivable	20,383	22,266	5,949
Increase/ (Decrease) in deferred revenue	(3,481)	2,489	5,169
Increase/ (Decrease) in deferred assets	14,940	7,545	43
Other current assets	11,413	7,046
Deferred revenue	7,374	10,855
Address commissions
Voyage revenues			$ 12,104
Revenue contracts
Increase/ (Decrease) in deferred assets	805
Other current assets	$ 2,859	$ 2,054